Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2015	2016	2017
	(in thousands)
At January 1,	$1,965	$588	$628
Charge for the year	15	40	182
Utilized amounts	(1,392)	—	—
At year end	$588	$628	$810

	Post- employment benefits	Others	Total	Current	Non current
	(in thousands)
At January 1, 2015	$893	$883	$1,776	$548	$1,228
Arising (released) during the year	(165)	670	505	—	—
Released (used) during the year	—	(467)	(467)	—	—
Released (unused) during the year	—	(101)	(101)	—	—
At December 31, 2015	728	985	1,713	317	1,396
Arising (released) during the year	(29)	75	46	—	—
Released (used) during the year	(11)	(269)	(280)	—	—
Released (unused) during the year	—	(127)	(127)	—	—
At December 31, 2016	688	664	1,352	46	1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	$904	$660	$1,564	$32	$1,532

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2015	2016	2017
Discount rate	2.03%	1.31%	1.30%
Salary increase	3%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	3.32%, nil as from 64 year old	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old